UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01311

The GAMCO Mathers Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Mathers Fund

Semiannual Report

June 30, 2011

Henry G. Van der Eb, CFA

To Our Shareholders,

The Sarbanes-Oxley Act’s corporate governance regulations require a fund’s principal executive and financial officers to certify the entire contents of the semiannual and annual shareholder reports in a filing with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. This certification covers the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements.

Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com.

We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

Sincerely yours,

Bruce N. Alpert

Executive Vice President

August 25, 2011

GAMCO Mathers Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2011 through June 30, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return:  This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return:  This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period*
GAMCO Mathers Fund
Actual Fund Return
GAMCO Mathers	$1,000.00	$985.00	2.59%	$12.75
Hypothetical 5% Return
GAMCO Mathers	$1,000.00	$1,011.95	2.59%	$12.92

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2011:

GAMCO Mathers Fund – Long Positions	Percent

U.S. Government Obligations	99.6%
Repurchase Agreements	0.5%
Telecommunications	0.3%
Semiconductors	0.1%
Other Assets and Liabilities (Net)	17.8%

GAMCO Mathers Fund – Short Positions	Percent

Exchange Traded Funds	(18.1)%
Consumer Products	(0.2)%

100.0%

The GAMCO Mathers Fund (the “Fund’’) files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Mathers Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 0.4%
	Semiconductors — 0.1%
1,000	Verigy Ltd.†	$14,975	$14,970

	Telecommunications — 0.3%
2,000	EMS Technologies Inc.†	65,849	65,940

	TOTAL COMMON STOCKS	80,824	80,910

Principal Amount

	SHORT-TERM OBLIGATIONS — 100.1%
	Repurchase Agreements — 0.5%
$101,253	State Street Bank & Trust Co., 0.010%, dated 06/30/11, due 07/01/11, proceeds at maturity, $101,253 (a)	101,253	101,253

	U.S. Treasury Bills — 99.6%
19,300,000	U.S. Treasury Bills, 0.015%††, 07/14/11 (b)	19,299,896	19,299,896

	TOTAL SHORT-TERM OBLIGATIONS	19,401,149	19,401,149

	TOTAL INVESTMENTS — 100.5%	$19,481,973	19,482,059

	SECURITIES SOLD SHORT — (18.3)% (Proceeds received $3,438,861)		(3,552,690)

	Other Assets and Liabilities (Net) — 17.8%		3,455,824

	NET ASSETS — 100.0%		$19,385,193

Shares		Proceeds	Market Value

	SECURITIES SOLD SHORT (18.3)%
	Consumer Products — (0.2)%
1,000	Harley-Davidson Inc.	$39,314	$40,970

	Exchange Traded Funds — (18.1)%
15,000	Financial Select Sector SPDR Fund	224,921	229,950
5,000	iShares MSCI Brazil Index Fund	354,194	366,750
3,000	iShares MSCI EAFE Index Fund	174,644	180,420
6,000	iShares MSCI Emerging Markets Index Fund	275,997	282,360
6,000	iShares Russell 2000 Index	477,931	496,800
6,000	Powershares QQQ Trust, Series 1	327,455	342,300
4,000	Semiconductor HOLDRs Trust	130,544	136,320
3,500	SPDR Dow Jones Industrial Average ETF Trust	421,864	433,405
3,500	SPDR S&P 500 ETF Trust	448,168	461,895
2,000	SPDR S&P MidCap 400 ETF Trust, Series 1	343,588	354,800
2,000	SPDR S&P Retail ETF	105,452	106,920
5,000	WisdomTree India Earnings Fund	114,789	119,800

		3,399,547	3,511,720

	TOTAL SECURITIES SOLD SHORT	$3,438,861	$3,552,690

(a)	Collateralized by $105,000 U.S. Treasury Note, due 04/30/12, market value $105,871.
(b)	At June 30, 2011, $4,000,000 of the principal amount was pledged as collateral for securities sold short.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

GAMCO Mathers Fund

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $19,380,720)	$19,380,806
Repurchase agreements, at value (cost $101,253)	101,253
Deposit at brokers (including proceeds from securities sold short $3,438,861)	3,579,947
Receivable for Fund shares sold	10,070
Prepaid expenses	17,791

Total Assets	23,089,867

Liabilities:
Securities sold short, at value	3,552,690
Payable for investments purchased	47,909
Payable for Fund shares redeemed	470
Payable for investment advisory fees	16,108
Payable for distribution fees	4,027
Other accrued expenses	83,470

Total Liabilities	3,704,674

Net Assets (applicable to 1,970,605 shares outstanding)	$19,385,193

Net Assets Consist of:
Paid-in capital	$22,093,619
Accumulated net investment loss	(256,949)
Accumulated net realized loss on investments, securities sold short, and foreign currency transactions	(2,337,734)
Net unrealized appreciation on investments	86
Net unrealized appreciation on securities sold short	(113,829)

Net Assets	$19,385,193

Shares of Beneficial Interest at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($19,385,193 ÷ 1,970,605 shares outstanding)	$9.84

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends	$88
Interest	7,352

Total Investment Income	7,440

Expenses:
Investment advisory fees	101,886
Distribution fees	25,471
Trustees’ fees	33,501
Legal and audit fees	29,573
Shareholder communications expenses	18,787
Shareholder services fees	16,970
Registration expenses	12,652
Dividend expense on securities sold short	7,672
Custodian fees	5,031
Interest expense	1
Miscellaneous expenses	12,318

Total Expenses	263,862

Less:
Custodian fee credits	(2)

Net Expenses	263,860

Net Investment Loss	(256,420)

Net Realized and Change in Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	4,420
Net realized gain on securities sold short	46,299
Net realized loss on foreign currency transactions	(16)

Net realized gain on investments, securities sold short, and foreign currency transactions	50,703

Net change in unrealized depreciation on investments	(1,740)
Net change in unrealized appreciation on securities sold short	(110,958)

Net change in unrealized appreciation/depreciation on investments and securities sold short	(112,698)

Net Realized and Change in Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	(61,995)

Net Decrease in Net Assets Resulting from Operations	$(318,415)

See accompanying notes to financial statements.

GAMCO Mathers Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment loss	$(256,420)	$(549,509)
Net realized gain/(loss) on investments, securities sold short, and foreign currency transactions	50,703	(250,848)
Net change in unrealized appreciation/depreciation on investments and securities sold short	(112,698)	(26,288)

Net Decrease in Net Assets Resulting from Operations	(318,415)	(826,645)

Shares of Beneficial Interest Transactions:
Net decrease in net assets from capital share transactions	(2,082,265)	(919,077)

Net Decrease in Net Assets	(2,400,680)	(1,745,722)
Net Assets:
Beginning of period	21,785,873	23,531,595

End of period (including undistributed net investment income of $0 and $0, respectively)	$19,385,193	$21,785,873

See accompanying notes to financial statements.

GAMCO Mathers Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008		2007	2006
Operating Performance:
Net asset value, beginning of period	$9.99		$10.36	$10.47	$10.45		$10.36	$10.44

Net investment income/(loss) (a)	(0.12)		(0.25)	(0.22)	(0.06)		0.24	0.32
Net realized and change in unrealized gain/(loss) on investments and securities sold short	(0.03)		(0.12)	0.11	0.08		0.13	(0.02)

Total from investment operations	(0.15)		(0.37)	(0.11)	0.02		0.37	0.30

Distributions to Shareholders:
Net investment income	—		—	—	(0.00	)(b)	(0.28)	(0.38)

Total distributions	—		—	—	(0.00	)(b)	(0.28)	(0.38)

Redemption Fees (a)	—		—	0.00 (b)	0.00	(b)	0.00 (b)	—

Net Asset Value, End of Period	$9.84		$9.99	$10.36	$10.47		$10.45	$10.36

Total return†	(1.50)%		(3.57)%	(1.05)%	0.20%		3.56%	2.88%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$19,385		$21,786	$23,532	$27,143		$26,333	$31,103
Ratio of net investment income/(loss) to average net assets	(2.52	)%(c)	(2.40)%	(2.11)%	(0.55)%		2.25%	2.99%
Ratio of operating expenses to average net assets	2.59	%(c)	2.55%	2.20%	2.13%		2.28%	2.14%
Ratio of operating expenses to average net assets excluding the effect of dividends on securities sold short	2.51	%(c)	2.49%	2.17%	2.13%		2.15%	1.87%
Portfolio turnover rate	376%		475%	556%	9,150%		226%	121%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.

See accompanying notes to financial statements.

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited)

1.  Organization.  GAMCO Mathers Fund (the “Fund”), was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the “Mathers Fund”) which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve capital appreciation over the long term in various market conditions without excessive risk of capital loss.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO Mathers Fund

Notes to Financial Statements (Continued) (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

Valuation Inputs	Investments in Securities (Market Value) Assets	Investments in Securities (Market Value) Liabilities

Level 1 – Quoted Prices*	$80,910	$(3,552,690)
Level 2 – Other Significant Observable Inputs*	19,401,149	—

Total	$19,482,059	$(3,552,690)

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of Repurchase Agreements and U.S. Treasury Bills. Please refer to the SOI for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

There were no Level 3 investments held at June 30, 2011 or December 31, 2010.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the

GAMCO Mathers Fund

Notes to Financial Statements (Continued) (Unaudited)

valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2011, the Fund held no investments in futures contracts.

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of

GAMCO Mathers Fund

Notes to Financial Statements (Continued) (Unaudited)

the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The repurchase agreement the Fund held at June 30, 2011 is reflected within the Schedule of Investments.

Securities Sold Short.  The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2011 are reflected within the Schedule of Investments.

Investments in Other Investment Companies.  The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At June 30, 2011, the Fund held no investments in other investment companies.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

GAMCO Mathers Fund

Notes to Financial Statements (Continued) (Unaudited)

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund.

No distributions were made during the year ended December 31, 2010.

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $2,199,477 which are available to reduce future required distributions of net capital gains to shareholders. $670,201 of the loss carryforward is available through 2011; $280,466 is available through 2012; $1,096,894 is available through 2014; and $151,916 is available through 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments, proceeds from short sales, and the related net unrealized depreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$19,670,932	$91	$(188,964)	$(188,873)
Short Sales	(3,438,861)	—	(113,829)	(113,829)

	$16,232,071	$91	$(302,793)	$(302,702)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any income tax, interest, or

GAMCO Mathers Fund

Notes to Financial Statements (Continued) (Unaudited)

penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Plan, payments are authorized to Gabelli & Co. at an annual rate of 0.25% of its average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $319,249 and $467,943, respectively.

6.  Line of Credit.  The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2011, there were no borrowings under the line of credit.

7.  Shares of Beneficial Interest.  Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	15,357	$152,269	128,637	$1,328,347
Shares redeemed	(225,037)	(2,234,534)	(219,943)	(2,247,424)

Net decrease	(209,680)	$(2,082,265)	(91,306)	$(919,077)

GAMCO Mathers Fund

Notes to Financial Statements (Continued) (Unaudited)

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The Fund did not retain any redemption fees during the six months ended June 30, 2011 and the year ended December 31, 2010. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

8.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

10.  Subsequent Events.  Effective August 1, 2011, G.distributors, LLC, an affiliate of the Adviser and the Fund, succeeded Gabelli & Co. as distributor of the Fund’s shares.

Management has evaluated the impact on the Fund of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Mathers Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer

GAMCO Investors, Inc.

M. Bruce Adelberg

Consultant

MBA Research Group

E. Val Cerutti

Chief Executive Officer

Cerutti Consultants, Inc.

Anthony S. Colavita

Attorney

Anthony S. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer

KeySpan Corp.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus

Pace University

Werner J. Roeder, MD

Medical Director

Lawrence Hospital

Henry G. Van der Eb, CFA

President and Chief

Executive Officer

GAMCO Mathers Fund

Anthonie C. van Ekris

Chairman

BALMAC International, Inc.

Officers and Portfolio Manager
Henry G. Van der Eb, CFA President and Portfolio Manager Bruce N. Alpert Executive Vice President and Secretary Agnes Mullady Treasurer	Anne E. Morrissy, CFA Executive Vice President Heidi M. Koontz Vice President Edith L. Cook Vice President Peter D. Goldstein Chief Compliance Officer

Distributor
Gabelli & Company, Inc.*

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Paul Hastings LLP

*	Effective August 1, 2011, the Distributor of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1726Q211SR

GAMCO

GAMCO

Mathers

Fund

SEMIANNUAL REPORT

JUNE 30, 2011

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The GAMCO Mathers Fund

By (Signature and Title)*	/s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer
Date 9/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer
Date 9/7/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/7/11

*	Print the name and title of each signing officer under his or her signature.